Consolidated Statements of Changes in Shareholder's Equity (Deficiency) - CAD ($)	Total	Preferred Stock	Capital Units	Common Stock	Warrant
Equity Balance, Starting at Dec. 31, 2023		$ 0	$ 0	$ (36,787)	$ 0
Stock Issued During Period, Value, Issued for Services		0	0	0	0
Stock-based compensation	$ 521,547	0	0	0	0
Fractional shares adjustment for 1 for 6 reverse stock split		0	0	0	0
Stock Issued During Period, Value, New Issues		0	0	0	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		0	0	0	0
Lines of credit initiation fees		0	751,000		0
Issued for purchase of ZooOffice		90,000	0	0	0
Issued for purchase of Ecker		150,000	0	0	0
Issued for purchase of patents		1,560,000	0	0	0
Common control transaction		0	0	0	(48,179,812)
Net Income (Loss)		0	0	433,848	0
Equity Balance, Ending at Dec. 31, 2024		1,800,000	751,000	397,061	(48,179,812)
Stock-based compensation	$ 2,888,503
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		0	0	0	0
Share issuances to CEO for compensation		0	0	0	0
Warrants conversions		0	(389,942)	0	0
Shares issued for indoor drone technology		0	0	0	(8,558,400)
Net Income (Loss)		0	0	(1,003,783)	0
Adjustment		0	0	0	(21)
Equity Balance, Ending at Dec. 31, 2025		$ 1,800,000	$ 361,058	$ (606,722)	$ (56,738,233)